CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,109	¥ 20,284	¥ 25,930
Restricted Cash	1,687	11,007	15,214
Accounts receivable, net	10,139	66,159	105,608
Prepaid expenses and other current assets, net	19,210	125,344	117,912
Amounts due from a related party			65
Amounts due from subsidiaries held for sale	69	447	447
Assets held for sale	52,501	342,570	342,267
Total current assets	86,715	565,811	607,443
Non-current assets:
Property and equipment, net	55,531	362,340	396,620
Intangible assets, net			79
Land use right, net	4,714	30,761	31,466
Cloud infrastructure construction in progress	44,412	289,788	292,639
Long term investments	4,620	30,148	30,126
Operating lease right-of-use asset	899	5,869	131,408
Long term deposits and other non-current assets	4,245	27,696	46,399
Total non-current assets	114,421	746,602	928,737
TOTAL ASSETS	201,136	1,312,413	1,536,180
Current liabilities:
Accounts payable	50,829	331,658	278,312
Accrued employee benefits	4,733	30,883	37,885
Accrued expenses and other current liabilities	14,559	94,995	69,393
Other payables	154,303	1,006,830	1,041,553
Income tax payable	14,875	97,054	92,491
Amounts due to related parties	4	26	27
Current portion of long-term borrowings	49,033	319,941	320,000
Current portion of finance lease obligations	3,868	25,241	26,057
Deferred government grant			302
Current portion of operating lease liability	372	2,427	41,882
Liabilities held for sale	1,113	7,261	5,131
Total current liabilities	293,689	1,916,316	1,913,033
Non-current liabilities:
Non-current portion of finance lease obligations			25,241
Non-current portion of operating lease liability	532	3,470	122,360
Deferred government grant	2,199	14,350	14,350
Other non-current liability	8,088	52,775	50,973
Total non-current liabilities	10,819	70,595	212,924
Total liabilities	304,508	1,986,911	2,125,957
Commitments and contingencies
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,656,529 and 436,816,529 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	44	338	338
Additional paid-in capital	242,404	1,581,684	1,581,064
Treasury stock	(2,350)	(15,332)	(15,332)
Statutory reserves	203	1,326	1,326
Accumulated deficit	(340,957)	(2,224,747)	(2,152,240)
Accumulated other comprehensive loss	(1,894)	(12,402)	(184)
Total ChinaCache International Holdings Ltd. shareholders' deficit	(102,550)	(669,133)	(585,028)
Noncontrolling interest	(822)	(5,365)	(4,749)
Total shareholder's deficit	(103,372)	(674,498)	(589,777)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 201,136	¥ 1,312,413	¥ 1,536,180